Shareholders' Equity (Employee Stock Options Narrative) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	81 Months Ended	87 Months Ended
	Dec. 31, 2012	Sep. 30, 2005	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration		10 years
Expected term			6 years
Vesting period	4 years
Unrecognized compensation cost, recognition period	4 years 3 months
Unrecognized estimated compensation cost related to non-vested stock options granted	$ 3,174		$ 3,174
Amended And Restated Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for grant	1,544,033		1,544,033